Non-controlling Interest ("NCI")	12 Months Ended
Mar. 31, 2025
Interests In Other Entities [Abstract]
Non-controlling Interest ("NCI")	Non-controlling Interest (“NCI”)

Accounting Policy

Non-controlling interests (“NCI”) are initially recognized either at fair value or at the NCI’s proportionate share of the acquiree’s net assets, and subsequently adjusted for the proportionate share of earnings (loss). For each acquisition, the excess of the total consideration, the fair value of previously held equity interests held prior to obtaining control and the NCI in the acquiree, over the fair value of the identifiable net assets acquired, is recorded as goodwill.

The change in non-controlling interest is as follows:

	Bevo	Other	Total
	$	$	$
Balance, March 31, 2023	32,904	(1,843)	31,061
Discontinued operations (Note 8)	—	2,572	2,572
Change in ownership interests in net assets	12,208	—	12,208
Share of loss for the period	(3,519)	(225)	(3,744)
Balance, March 31, 2024	41,593	504	42,097
Share of loss for the period	(677)	—	(677)
Balance, March 31, 2025	40,916	504	41,420

Bevo

In August 2022, a wholly-owned subsidiary of the Company acquired a 50.1% (49.9% non-controlling interest) controlling interest in Bevo Agtech Inc, the sole parent of Bevo Farms Ltd., (“Bevo”) one of the largest suppliers of propagated vegetables and ornamental plants in North America. Bevo principal operations are located in British Columbia, Canada. The Company has a 50.1% controlling stake in the subsidiary (49.9% non-controlling interest).

In August 2022, the Company entered into an agreement to sell its Aurora Sky facility in Edmonton, Alberta and related assets and liabilities to Bevo (the “Aurora Sky Transaction”). Up to $25.0 million could be payable over time by Bevo to the Company in connection with the Aurora Sky Transaction, based on Bevo successfully achieving certain financial milestones at the Aurora Sky Facility. The Aurora Sky Transaction closed on September 30, 2022. The Company recognized the inter-company transfer of net assets to Bevo at cost and recorded an increase in non-controlling interest equal to the non-controlling interest’s proportionate share of the carrying value of the net assets transferred of $12.2 million with a corresponding decrease to deficit on the consolidated statements of financial position.

In July 2023, the Company sold its interest in Aurora Sun facility located in Medicine Hat, Alberta, to Bevo by way of share sale. The Share Purchase Sale agreement requires Bevo to invest a specified amount in capital expenditures for expansion. The Company will receive royalties up to $16.0 million, upon Bevo achieving certain financial thresholds.

The following table is a summary of financial information for material subsidiaries that have a non-controlling interest:

Summary of Statement of Financial Position	March 31, 2025	March 31, 2024
	$	$
Current assets	46,522	35,813
Non-current assets	141,359	91,759
Current liabilities	38,242	62,323
Non-current liabilities	55,335	4,900